HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-7969 - State of Iowa Retirement Investors Club 403(b)

Supplement dated May 14, 2014 to your Prospectus

FUND OBJECTIVE CHANGES

LIFEPATH® RETIREMENT PORTFOLIO – INSTITUTIONAL SHARES

LIFEPATH 2020 PORTFOLIO® - INSTITUTIONAL SHARES

LIFEPATH 2030 PORTFOLIO® - INSTITUTIONAL SHARES

LIFEPATH 2040 PORTFOLIO® - INSTITUTIONAL SHARES

LIFEPATH® 2050 PORTFOLIO - INSTITUTIONAL SHARES

Effective on July 1, 2014, the investment objective for each of the above referenced Sub-Accounts is deleted and replaced with:

To seek to provide for retirement outcomes based on quantitatively measured risk.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.